UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                  Stein Roe Trust
                  One South Wacker Drive
                  Chicago, IL  60606
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2.   The name of each series or class of securities for which this
     Form is filed (If the Form is being filed for all series and classes of securities of issuer, check the box but do not list series or classes): [X]
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3.   Investment Company Act File Number:  811-07997

     Securities Act File Number:  333-19181
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4(a) Last day of fiscal year for which this Form is filed:
          June 30, 1998
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4(b) [ ] Check box if this Form is being filed late (i.e., more than
         90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.
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5.  Calculation of registration fee:

   (i) Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):            $8,243,113

  (ii) Aggregate price of securities redeemed
       or repurchased during the fiscal
       year:                                  $        -0-

 (iii) Aggregate price of securities redeemed
       or repurchased during any prior fiscal
       year ending no earlier than October 11,
       1995 that were not previously used to
       reduce registration fees payable to
       the Commission:                        $        -0-

  (iv) Total available redemption credits
       [add Items 5(ii) and 5(iii)]:                         -$      -0-

   (v) Net sales--if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                            $8,243,113

  (vi) Redemption credits available for use in $(_________) future years--if Item 5(i) is less than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:

 (vii) Multiplier for determining registration                 x .000295
       fee (See Instruction C.9):

(viii) Registration fee due [multiply Item 5(v)
       by 5(vii) (enter "0" if no fee is due):                  = $2,432
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6  Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
   1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______.
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7.  Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +$         0

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8.  Total amount of registration fee due plus any interest due [line
    5(viii) plus line 7]:                                   = $2,432
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9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  September 16, 1998
            Method of Delivery:
                               [X] Wire Transfer
                               [ ] Mail or other means
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                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*) /S/ GARY A. ANETSBERGER
                          Gary A. Anetsberger, Senior Vice-President

                          /S/ SCOTT E. VOLK
                          Scott E. Volk, Treasurer
Date:  September 18, 1998

   *Please print the name and title of the signing officer below the signature.